Performance Shares and Bonus Shares Granted (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Performance Shares
Number of Options
Beginning Balance	6,029,716	4,262,170
Granted during the year		5,310,968	4,511,700
Exercised and released	(834,010)	(515,025)
Forfeited	(879,049)	(1,862,128)	(249,530)
Ending Balance	4,316,657	6,029,716	4,262,170
Performance Shares | Sibanye Spin-off
Number of Options
Granted during the year		396,229
Forfeited		(1,562,498)
Bonus Shares
Number of Options
Beginning Balance	882,072	792,376
Granted during the year	4,000,559	2,018,771	1,368,423
Exercised and released	(2,167,802)	(1,314,156)	(528,392)
Forfeited	(552,907)	(373,896)	(47,655)
Ending Balance	2,161,922	882,072	792,376
Bonus Shares | Sibanye Spin-off
Number of Options
Forfeited		(241,023)